Schedule of Investments (unaudited) June 30, 2020	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
Computershare Ltd.	214,009	$1,952,324

Brazil — 0.1%
Pagseguro Digital Ltd., Class A(a)(b)	78,301	2,767,157

Canada — 1.7%
CGI Inc.(a)	100,048	6,282,750
Constellation Software Inc.	8,579	9,655,406
Open Text Corp.	118,068	4,997,519
Shopify Inc., Class A(a)	46,707	44,230,020

		65,165,695

China — 0.2%
Xiaomi Corp., Class B(a)(c)	5,744,600	9,516,952

Finland — 0.3%
Nokia OYJ	2,447,849	10,690,660

France — 0.9%
Atos SE(a)	41,835	3,566,312
Capgemini SE	69,234	7,927,649
Dassault Systemes SE	59,428	10,252,272
Edenred	105,736	4,623,225
STMicroelectronics NV , New	284,895	7,749,911

		34,119,369

Germany — 2.1%
Infineon Technologies AG	567,642	13,308,796
SAP SE	469,914	65,614,098

		78,922,894

Japan — 3.9%
Advantest Corp.	86,100	4,884,201
Canon Inc.	469,400	9,287,059
FUJIFILM Holdings Corp.	178,900	7,644,520
Fujitsu Ltd.	82,700	9,673,949
Hitachi Ltd.	420,200	13,254,304
Keyence Corp.	81,240	33,908,673
Kyocera Corp.	152,600	8,295,861
Murata Manufacturing Co. Ltd.	278,900	16,327,871
NEC Corp.	112,500	5,391,157
NTT Data Corp.	281,800	3,131,837
Obic Co. Ltd.	28,800	5,037,364
Omron Corp.	89,400	5,982,926
Ricoh Co. Ltd.	326,100	2,324,428
Rohm Co. Ltd.	41,000	2,713,445
TDK Corp.	56,300	5,573,379
Tokyo Electron Ltd.	68,400	16,763,183

		150,194,157

Netherlands — 2.2%
Adyen NV(a)(c)	10,626	15,461,264
ASML Holding NV	185,021	67,931,893

		83,393,157

South Korea — 3.2%
Samsung Electronics Co. Ltd.	2,231,602	97,957,838
Samsung SDI Co. Ltd.	23,686	7,157,884
SK Hynix Inc.	234,164	16,566,785

		121,682,507

Spain — 0.3%
Amadeus IT Group SA	195,402	10,178,822

Security	Shares	Value

Sweden — 0.5%
Hexagon AB, Class B(a)	121,877	$7,116,409
Telefonaktiebolaget LM Ericsson, Class B	1,138,828	10,531,835

		17,648,244

Switzerland — 0.2%
Logitech International SA, Registered	75,374	4,920,728
Temenos AG, Registered	28,483	4,423,274

		9,344,002

Taiwan — 3.2%
Hon Hai Precision Industry Co. Ltd.	5,421,378	15,857,409
Largan Precision Co. Ltd.	45,000	6,230,405
MediaTek Inc.	633,000	12,422,071
Taiwan Semiconductor Manufacturing Co. Ltd.	8,226,600	87,272,308

		121,782,193

United Kingdom — 0.2%
Halma PLC	164,746	4,687,993
Sage Group PLC (The)	489,130	4,060,153

		8,748,146

United States — 80.3%
Accenture PLC, Class A	276,895	59,454,894
Adobe Inc.(a)	209,424	91,164,361
Advanced Micro Devices Inc.(a)	509,081	26,782,751
Akamai Technologies Inc.(a)	70,534	7,553,486
Amphenol Corp., Class A	128,529	12,314,363
Analog Devices Inc.	160,143	19,639,938
Ansys Inc.(a)	37,343	10,894,073
Apple Inc.	1,770,964	646,047,667
Applied Materials Inc.	398,365	24,081,164
Arista Networks Inc.(a)(b)	23,363	4,906,931
Autodesk Inc.(a)	95,306	22,796,242
Automatic Data Processing Inc.	186,808	27,813,843
Broadcom Inc.	173,722	54,828,400
Broadridge Financial Solutions Inc.	49,907	6,297,764
Cadence Design Systems Inc.(a)	121,231	11,633,327
CDW Corp./DE	61,859	7,186,779
Cisco Systems Inc.	1,843,384	85,975,430
Citrix Systems Inc.	50,439	7,460,432
Cognizant Technology Solutions Corp., Class A	234,973	13,351,166
Corning Inc.	329,914	8,544,773
DXC Technology Co.	109,138	1,800,777
F5 Networks Inc.(a)	26,468	3,691,757
Fidelity National Information Services Inc.	268,552	36,010,138
Fiserv Inc.(a)	244,443	23,862,526
FleetCor Technologies Inc.(a)	36,425	9,161,980
FLIR Systems Inc.	56,872	2,307,297
Fortinet Inc.(a)	58,142	7,981,152
Gartner Inc.(a)	38,760	4,702,751
Global Payments Inc.	130,012	22,052,635
Hewlett Packard Enterprise Co.	557,918	5,428,542
HP Inc.	621,559	10,833,773
Intel Corp.	1,840,264	110,102,995
International Business Machines Corp.	385,940	46,609,974
Intuit Inc.	113,347	33,572,248
IPG Photonics Corp.(a)(b)	15,369	2,465,034
Jack Henry & Associates Inc.	33,211	6,111,820
Juniper Networks Inc.	143,709	3,285,188
Keysight Technologies Inc.(a)	81,464	8,209,942
KLA Corp.	67,395	13,106,980
Lam Research Corp.	63,095	20,408,709
Leidos Holdings Inc.	58,037	5,436,326

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Mastercard Inc., Class A	384,162	$113,596,703
Maxim Integrated Products Inc.	115,892	7,024,214
Microchip Technology Inc.	106,638	11,230,048
Micron Technology Inc.(a)	483,434	24,906,520
Microsoft Corp.	3,296,295	670,828,995
Motorola Solutions Inc.	73,923	10,358,830
NetApp Inc.	96,137	4,265,599
NortonLifeLock Inc.	235,551	4,670,976
NVIDIA Corp.	267,353	101,570,078
Oracle Corp.	904,387	49,985,470
Paychex Inc.	138,803	10,514,327
Paycom Software Inc.(a)	20,968	6,494,419
PayPal Holdings Inc.(a)	510,372	88,922,114
Qorvo Inc.(a)	49,869	5,512,021
Qualcomm Inc.	488,766	44,580,347
salesforce.com Inc.(a)	391,558	73,350,560
Seagate Technology PLC	98,159	4,751,877
ServiceNow Inc.(a)	82,841	33,555,575
Skyworks Solutions Inc.	72,516	9,271,896
Synopsys Inc.(a)	65,543	12,780,885
TE Connectivity Ltd.	143,374	11,692,150
Texas Instruments Inc.	398,788	50,634,112
Tyler Technologies Inc.(a)	17,212	5,970,499
VeriSign Inc.(a)	44,194	9,140,645
Visa Inc., Class A	733,321	141,655,618
Western Digital Corp.	130,271	5,751,465
Western Union Co. (The)	178,607	3,861,483
Xerox Holdings Corp.(a)	79,597	1,217,038
Xilinx Inc.	105,694	10,399,233
Zebra Technologies Corp., Class A(a)(b)	23,077	5,906,558

		3,060,270,583

Total Common Stocks — 99.4% (Cost: $2,669,203,433)		3,786,376,862

Preferred Stocks

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares, NVS	357,685	13,827,453

Total Preferred Stocks — 0.3% (Cost: $12,027,315)		13,827,453

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(d)(e)(f)	3,609,783	3,614,476
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(d)(e)	6,352,000	6,352,000

		9,966,476

Total Short-Term Investments — 0.3% (Cost: $9,960,211)		9,966,476

Total Investments in Securities — 100.0% (Cost: $2,691,190,959)		3,810,170,791

Other Assets, Less Liabilities — (0.0)%		(99,424)

Net Assets — 100.0%		$3,810,071,367

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Tech ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	31,711,666	(28,101,883)	3,609,783	$3,614,476	$149,685	(b)	$98,652		$(15,933)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,162,000	1,190,000	6,352,000	6,352,000	3,240		—		—

				$9,966,476	$152,925		$98,652		$(15,933)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Technology E-Mini Index	78	09/18/20	$8,206	$303,657

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,786,376,862	$—	$—	$3,786,376,862
Preferred Stocks	13,827,453	—	—	13,827,453
Money Market Funds	9,966,476	—	—	9,966,476

	$3,810,170,791	$—	$—	$3,810,170,791

Derivative financial instruments(a)
Assets
Futures Contracts	$303,657	$—	$—	$303,657

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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